Pioneer Global Equity Fund

Schedule of Investments | May 31, 2021

Ticker Symbols:
Class A Class C Class K Class R Class Y	GLOSX GCSLX PGEKX PRGEX PGSYX

Schedule of Investments | 5/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 96.8%
	COMMON STOCKS - 96.8% of Net Assets
	Aerospace & Defense - 1.6%
272,235	Hensoldt AG	$4,577,997
	Total Aerospace & Defense	$4,577,997
	Air Freight & Logistics - 1.0%
13,321	United Parcel Service, Inc., Class B	$2,858,687
	Total Air Freight & Logistics	$2,858,687
	Airlines - 0.3%
47,730(a)	JET2 Plc	$ 913,366
	Total Airlines	$ 913,366
	Automobiles - 2.1%
300,128	Stellantis NV	$5,878,652
	Total Automobiles	$5,878,652
	Banks - 13.5%
283,673(a)	ABN AMRO Bank NV (144A)	$3,797,039
31,742	BNP Paribas S.A.	2,188,496
898,724	Grupo Financiero Banorte S.A.B de CV, Class O	6,135,294
216,597	KB Financial Group, Inc.	11,093,137
746,600	Mitsubishi UFJ Financial Group, Inc.	4,292,599
132,200	Sumitomo Mitsui Financial Group, Inc.	4,828,099
133,328	Wells Fargo & Co.	6,229,084
	Total Banks	$38,563,748
	Beverages - 2.3%
69,100	Asahi Group Holdings, Ltd.	$3,340,383
12,922	Constellation Brands, Inc.	3,097,662
	Total Beverages	$6,438,045
	Biotechnology - 2.0%
49,340	AbbVie, Inc.	$5,585,288
	Total Biotechnology	$5,585,288
	Capital Markets - 3.0%
49,053	AllianceBernstein Holding LP	$2,208,857
40,060	Euronext NV (144A)	4,256,771
22,679	Morgan Stanley	2,062,655
	Total Capital Markets	$8,528,283
	Chemicals - 1.7%
3,954	LG Chem, Ltd.	$2,952,181
48,968	Mosaic Co.	1,769,704
	Total Chemicals	$4,721,885
	Construction Materials - 1.9%
103,322	CRH Plc	$5,401,900
	Total Construction Materials	$5,401,900
	Diversified Telecommunication Services - 4.1%
379,682	Deutsche Telekom AG	$7,904,306
275,436	Lumen Technologies, Inc.	3,812,034
	Total Diversified Telecommunication Services	$11,716,340
	Electric Utilities - 0.5%
40,003	FirstEnergy Corp.	$1,516,514
	Total Electric Utilities	$1,516,514
	Electrical Equipment - 3.1%
22,549	Eaton Corp. Plc	$3,275,242
4,729(a)	Generac Holdings, Inc.	1,554,517
258,400	Mitsubishi Electric Corp.	4,032,320
	Total Electrical Equipment	$8,862,079
	Electronic Equipment, Instruments & Components - 2.5%
17,002	CDW Corp.	$2,812,471
7,372	Samsung SDI Co., Ltd.	4,235,665
	Total Electronic Equipment, Instruments & Components	$7,048,136
	Financials - 1.4%
50,892	Citigroup, Inc.	$4,005,709
	Total Financials	$4,005,709
	Food & Staples Retailing - 3.5%
22,677	Magnit PJSC	$1,672,312
136,600	Seven & i Holdings Co., Ltd.	6,026,503
43,525	Walgreens Boots Alliance, Inc.	2,292,026
	Total Food & Staples Retailing	$9,990,841
	Health Care - 2.2%
93,824	Gilead Sciences, Inc.	$6,202,705
	Total Health Care	$6,202,705
	Health Care Equipment & Supplies - 1.3%
29,982	Medtronic Plc	$3,795,421
	Total Health Care Equipment & Supplies	$3,795,421
	Hotels, Restaurants & Leisure - 3.5%
88,883(a)	Compass Group Plc	$2,025,578
31,024	Darden Restaurants, Inc.	4,443,567
25,236(a)	Marriott International, Inc.	3,623,385
	Total Hotels, Restaurants & Leisure	$10,092,530
Shares		Value
	Household Durables - 2.5%
64,692	Persimmon Plc	$2,895,777
44,000	Sony Corp.	4,373,031
	Total Household Durables	$7,268,808
	Information Technology - 1.2%
64,040	Cisco Systems, Inc.	$3,387,716
	Total Information Technology	$3,387,716
	Insurance - 3.8%
16,909	Chubb, Ltd.	$2,874,361
48,328	Hartford Financial Services Group, Inc.	3,158,235
201,500	Ping An Insurance Group Co. of China, Ltd., Class H	2,199,703
26,775	Progressive Corp.	2,652,867
	Total Insurance	$10,885,166
	Interactive Media & Services - 4.8%
4,050(a)	Alphabet, Inc.	$9,545,242
12,620(a)	Facebook, Inc.	4,148,573
	Total Interactive Media & Services	$13,693,815
	Internet & Direct Marketing Retail - 3.3%
163,800(a)	Alibaba Group Holding, Ltd.	$4,391,222
82,900	eBay, Inc.	5,046,952
	Total Internet & Direct Marketing Retail	$9,438,174
	IT Services - 2.7%
61,264	Cognizant Technology Solutions Corp.	$4,384,052
23,632	International Business Machines Corp.	3,396,864
	Total IT Services	$7,780,916
	Machinery - 0.6%
7,545	Stanley Black & Decker, Inc.	$1,635,756
	Total Machinery	$1,635,756
	Materials - 1.7%
33,948	International Flavors & Fragrances, Inc.	$4,809,413
	Total Materials	$4,809,413
	Metals & Mining - 1.0%
60,600	First Quantum Minerals Ltd.	$1,507,663
54,096	Teck Resources, Ltd.	1,336,712
	Total Metals & Mining	$2,844,375
	Multi-Utilities - 1.4%
153,479	CenterPoint Energy, Inc.	$3,883,019
	Total Multi-Utilities	$3,883,019
	Oil, Gas & Consumable Fuels - 5.9%
476,500	Inpex Corp.	$3,267,668
82,208	Marathon Petroleum Corp.	5,080,455
230,982	Royal Dutch Shell Plc, Class B (A.D.R.)	8,389,266
	Total Oil, Gas & Consumable Fuels	$16,737,389
	Pharmaceuticals - 3.3%
23,200	Eisai Co., Ltd.	$1,557,539
205,978	Pfizer, Inc.	7,977,528
	Total Pharmaceuticals	$9,535,067
	Semiconductors & Semiconductor Equipment - 6.2%
84,936(a)	Micron Technology, Inc.	$7,146,515
34,224	QUALCOMM, Inc.	4,604,497
141,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,000,313
65,600	Ulvac, Inc.	3,043,648
	Total Semiconductors & Semiconductor Equipment	$17,794,973
	Software - 4.1%
21,183	Microsoft Corp.	$5,288,971
82,766	Oracle Corp.	6,516,995
	Total Software	$11,805,966
	Technology Hardware, Storage & Peripherals - 1.3%
49,968	Samsung Electronics Co., Ltd.	$3,591,179
	Total Technology Hardware, Storage & Peripherals	$3,591,179
	Trading Companies & Distributors - 1.5%
50,447(a)	AerCap Holdings NV	$2,976,373
4,190(a)	United Rentals, Inc.	1,399,292
	Total Trading Companies & Distributors	$4,375,665
	TOTAL COMMON STOCKS
	(Cost $212,215,177)	$276,165,523
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 96.8%
	(Cost $212,215,177)	$276,165,523
	OTHER ASSETS AND LIABILITIES - 3.2%	$8,988,048
	NET ASSETS - 100.0%	$285,153,571

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2021, the value of these securities amounted to $8,053,810, or 2.8% of net assets.

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Distribution of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	51.2%
Japan	12.6
Netherlands	8.1
South Korea	7.9
Germany	4.5
Ireland	4.4
China	2.4
Mexico	2.2
United Kingdom	2.1
Taiwan	1.1
Switzerland	1.0
Canada	1.0
Other (individually less than 1%)	1.5
100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$–	$4,577,997	$–	$4,577,997
Airlines	–	913,366	–	913,366
Automobiles	–	5,878,652	–	5,878,652
Banks	6,229,084	32,334,664	–	38,563,748
Beverages	3,097,662	3,340,383	–	6,438,045
Capital Markets	4,271,512	4,256,771	–	8,528,283
Chemicals	1,769,704	2,952,181	–	4,721,885
Construction Materials	–	5,401,900	–	5,401,900
Diversified Telecommunication Services	3,812,034	7,904,306	–	11,716,340
Electrical Equipment	4,829,759	4,032,320	–	8,862,079
Electronic Equipment, Instruments & Components	2,812,471	4,235,665	–	7,048,136
Food & Staples Retailing	2,292,026	7,698,815	–	9,990,841
Hotels, Restaurants & Leisure	8,066,952	2,025,578	–	10,092,530
Household Durables	–	7,268,808	–	7,268,808
Insurance	8,685,463	2,199,703	–	10,885,166
Internet & Direct Marketing Retail	5,046,952	4,391,222	–	9,438,174
Metals & Mining	1,336,712	1,507,663	–	2,844,375
Oil, Gas & Consumable Fuels	13,469,721	3,267,668	–	16,737,389
Pharmaceuticals	7,977,528	1,557,539	–	9,535,067
Semiconductors & Semiconductor Equipment	11,751,012	6,043,961	–	17,794,973
Technology Hardware, Storage & Peripherals	–	3,591,179	–	3,591,179
All Other Common Stocks	75,336,590	–	–	75,336,590
Total Investments in Securities	$160,785,182	$115,380,341	$–	$276,165,523

During the nine months ended May 31, 2021, there were no transfers in or out of Level 3.